Borrowings - Finance Lease Liabilities (Details Narrative) $ in Thousands						1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Jun. 30, 2024 Capacity	Mar. 29, 2023 Capacity	Apr. 27, 2023 Capacity	Jun. 21, 2023 Capacity	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 USD ($) Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Vessel year built	2023	2023	2023	2016	2023					2022	2019	2022	2022	2023	2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax					Kamsarmax		Capesize	Capesize		Kamsarmax	Capesize
Vessel capacity in DWT	182,212	182,169	182,115	181,221	82,010					82,003	81,692	182,393	182,079	5,300	84,852	182,064	5,300
Finance Lease, Liability | $																	$ 325,784	$ 468,414
Navios Venus [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built						2015
Vessel type						Ultra-Handymax
Vessel capacity in DWT						61,339
Finance Lease Liabilities [Member] | Navios Venus [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built						2015
Vessel type						Ultra-Handymax
Vessel capacity in DWT						61,339
Lessee, Finance Lease, Discount Rate						6.00%
Finance Lease Liabilities [Member] | Navios Azalea [member]
Sale Leaseback Transaction [Line Items]
Date of delivery																	November 17, 2022
Vessel year built																	2022
Vessel type																	Capesize
Vessel capacity in DWT																	182,064
Term of Contract																	15-year
Lessee, Finance Lease, Discount Rate																	7.00%
Finance Lease, Liability | $																	$ 37,147
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions																	repayable in 13 years
Finance Lease Liabilities [Member] | Navios Armonia [member]
Sale Leaseback Transaction [Line Items]
Date of delivery																	September 21, 2022
Vessel year built																	2022
Vessel type																	Capesize
Vessel capacity in DWT																	182,079
Term of Contract																	15-year
Lessee, Finance Lease, Discount Rate																	7.00%
Finance Lease, Liability | $																	$ 36,893
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions																	repayable in 13 years
Finance Lease Liabilities [Member] | Navios Astra [member]
Sale Leaseback Transaction [Line Items]
Date of delivery																	September 13, 2022
Vessel year built																	2022
Vessel type																	Capesize
Vessel capacity in DWT																	182,393
Term of Contract																	10-year
Lessee, Finance Lease, Discount Rate																	7.00%
Finance Lease, Liability | $												$ 42,781					$ 37,134
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions																	repayable in eight years
Finance Lease Liabilities [Member] | Navios Altair [member]
Sale Leaseback Transaction [Line Items]
Vessel year built							2023
Vessel type							Capesize
Vessel capacity in DWT							182,115
Term of Contract			15-year				15-year
Lessee, Finance Lease, Discount Rate			6.50%				6.50%
Finance Lease, Liability | $																	$ 38,704
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions							repayable in 14 years
Finance Lease Liabilities [Member] | Navios Sakura [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built								2023
Vessel type								Capesize
Vessel capacity in DWT								182,169
Term of Contract		15-year						15-year
Lessee, Finance Lease, Discount Rate		5.50%						5.50%
Finance Lease, Liability | $																	43,077
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions								repayable in 14 years.
Finance Lease Liabilities [Member] | Navios Amenthyst [member]
Sale Leaseback Transaction [Line Items]
Vessel year built									2023
Vessel type									Capesize
Vessel capacity in DWT									182,212
Term of Contract	15-year								15-year
Lessee, Finance Lease, Discount Rate	5.40%								5.40%
Finance Lease, Liability | $																	$ 56,735
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions									repayable in 14 years
Finance Lease Liabilities [Member] | Navios Magellan II [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																	2020
Vessel type																	Kamsarmax
Vessel capacity in DWT																	82,037
Term of Contract																	eight-year
Lessee, Finance Lease, Discount Rate																	6.00%
Finance Lease, Liability | $																	$ 16,709		$ 19,385
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions																	repayable in six years
Finance Lease Liabilities [Member] | Navios Galaxy II [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																	2020
Vessel type																	Kamsarmax
Vessel capacity in DWT																	81,789
Term of Contract																	eight-year
Lessee, Finance Lease, Discount Rate																	6.00%
Finance Lease, Liability | $																	$ 14,568		17,702
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions																	repayable in six years
Finance Lease Liabilities [Member] | Navios Uranus [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																	2019
Vessel type																	Kamsarmax
Vessel capacity in DWT																	81,821
Term of Contract																	seven-year
Lessee, Finance Lease, Discount Rate																	6.00%
Finance Lease, Liability | $																	$ 14,503		$ 17,607
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions																	repayable in five years